                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

August 4, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Select Value Fund (the "Registrant")
           Reg. No. 333-100700; File No. 811-21208

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to
certify   that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the text of
Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on July 27, 2006.

                                               Sincerely,

                                               /s/ Carl A. Algermissen
                                               ------------------------------------
                                               Carl A. Algermissen
                                               Vice President & Associate Counsel
                                               (303)768-2486
                                               calgermissen@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann